                                                  ---------------------------
                                                            OMB APPROVAL
                                                  ---------------------------
                                                  OMB Number:       3235-0006
                                                  Expires:  February 28, 1997
                                                  Estimated average burden
                                                  hours per response....24.60
                                                  ---------------------------
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                                                        SEC USE ONLY
                                                  ---------------------------

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                                    FORM 13F
                                 UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended     June 30th    , 1999.
                                              -----------------    --

               (Please read instructions before preparing form.)

If amended report check here: [ ]

VONTOBEL USA INC.
------------------------------------------------------------------------------
Name of Institutional Investment Manager

450 PARK AVENUE                          New York             NY       10022
------------------------------------------------------------------------------
Business Address      (Street)            (City)            (State)    (Zip)

JOSEPH MASTOLONI                  212-415-7051         AVP/COMPLIANCE OFFICER
------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.

----------------------------------------ATTENTION-----------------------------
           INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE
                          FEDERAL CRIMINAL VIOLATIONS.
                   SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed
on its behalf in the City of    NEW YORK     and State of   NY   on the   13TH
                             ---------------              ------        --------
day of    AUGUST     , 1999.
       -------------     --

                                                 VONTOBEL USA INC.
                                 -----------------------------------------------
                                   (Name of Institutional Investment Manager)

                                               /s/ JOSEPH MASTOLONI
                                 -----------------------------------------------
                                   (Manual Signature of Person Duly Authorized
                                               to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name                  13F File No.:  Name:                        13F File No.:
--------------------- -------------  ---------------------------- -------------
1.                                   6.
--------------------- -------------  ---------------------------- -------------
2.                                   7.
--------------------- -------------  ---------------------------- -------------
3.                                   8.
--------------------- -------------  ---------------------------- -------------
4.                                   9.
--------------------- -------------  ---------------------------- -------------
5.                                   10.
--------------------- -------------  ---------------------------- -------------

                                                                 SEC 1685 (5/91)
          Copyright (C) 1992-1998, NRS Systems, Inc. (Portions of Software Only)

                                    FORM 13F
                                                                 --------------
                                                                 (SEC USE ONLY)
                                                                 --------------

Page 1  of 5              Name of Reporting Manager Vontobel USA Inc.
    ---   ---                                      -----------------------------

                                                                                                   ITEM 5:
  ITEM 1:                                    ITEM 2:              ITEM 3:                          SHARES OF
NAME OF ISSUER                               TITLE                CUSIP             ITEM 4:        PRINCIPAL
                                             OF CLASS             NUMBER            VALUE          AMOUNT
                                                                                  (x $1000)
AMERICAN INTL. GROUP INC.                    COM               026874107            18,018,400       153,676
ALLSTATE CORP.                               COM               020002101             7,497,900       209,000
BERKSHIRE HATHAWAY INC DEL                   CL B              084670207               163,500            73
CHUBB CORP.                                  COM               171232101            17,361,100       249,800
DALLAS SEMICONDUCTOR CORP.                   COM               235204104            11,769,000       231,900
ESG RE LTD                                   ORD               G31215109            13,560,000       904,000
ETHAN ALLEN INTERIORS INC.                   COM               297602104             4,769,700       126,350
FEDERAL NATIONAL MORTGAGE ASSOCIATION        COM               313586109            24,605,900       360,526
GANNETT CO.                                  COM               364730101             6,340,500        88,834
HORACE MANN EDUCATORS CORP NEW               COM               440327104            16,100,400       592,200
KNIGHT RIDDER INC.                           COM               499040103            17,118,900       310,900
MERCURY GENL CORP NEW                        COM               589400100            25,479,600       749,400
OLD REPUBLIC INTERNATIONAL CORP.             COM               680223104            12,760,300       737,057
ORION CAPITAL CORP.                          COM               686268103            21,268,500       592,850
                                                               ----------------------------------------------
  COLUMN TOTALS                                                                    196,813,700



COLUMN 1:                                                                  ITEM 6:
NAME OF ISSUER                                                      INVESTMENT DISCRETION
                                             ------------------------------------------------------
                                                            (b)SHARED-                                   ITEM 7:
                                                            AS DEFINED          (c) SHARED-              MANAGERS
                                             (a) SOLE       IN INSTR. V.            OTHER                SEE INSTR. V.
AMERICAN INTL. GROUP INC.                       x
ALLSTATE CORP.                                  x
BERKSHIRE HATHAWAY INC DEL                      x
CHUBB CORP.                                     x
DALLAS SEMICONDUCTOR CORP.                      x
ESG RE LTD                                      x
ETHAN ALLEN INTERIORS INC.                      x
FEDERAL NATIONAL MORTGAGE ASSOCIATION           x
GANNETT CO.                                     x
HORACE MANN EDUCATORS CORP NEW                  x
KNIGHT RIDDER INC.                              x
MERCURY GENL CORP NEW                           x
OLD REPUBLIC INTERNATIONAL CORP.                x
ORION CAPITAL CORP.                             x

  COLUMN TOTALS

COLUMN 1:                                                            ITEM 8:
NAME OF ISSUER                                              VOTING AUTHORITY (SHARES)
                                             ----------------------------------------------------
                                             (a) SOLE                (b) SHARED         (c) NONE

AMERICAN INTL. GROUP INC.                    *
ALLSTATE CORP.                                *
BERKSHIRE HATHAWAY INC DEL                    *
CHUBB CORP.                                   *
DALLAS SEMICONDUCTOR CORP.                    *
ESG RE LTD                                    *
ETHAN ALLEN INTERIORS INC.                    *
FEDERAL NATIONAL MORTGAGE ASSOCIATION         *
GANNETT CO.                                   *
HORACE MANN EDUCATORS CORP NEW                *
KNIGHT RIDDER INC.                            *
MERCURY GENL CORP NEW                         *
OLD REPUBLIC INTERNATIONAL CORP.              *
ORION CAPITAL CORP.                           *

  COLUMN TOTALS

         Copyright(C) 1992-1998. NRS Systems, Inc. (Portions of Software Only)
                                                                SEC 1685 (5/91)

                                    FORM 13F
                                                                 --------------
                                                                 (SEC USE ONLY)
                                                                 --------------

Page 2  of 5             Name of Reporting Manager Vontobel USA Inc.
    ---   ---                                      -----------------------------


                                                                                                  ITEM 5:
ITEM 1:                                    ITEM 2:              ITEM 3:          ITEM 4:         SHARES OF
NAME OF ISSUER                              TITLE                CUSIP         FAIR MARKET       PRINCIPAL
                                           OF CLASS             NUMBER            VALUE           AMOUNT
PEPSICO INC.                                COM                713448108          154,800          4,000
SHERWIN WILLIAMS CO.                        COM                824348106       14,338,400        516,700
UNUMPROVIDENT CO.                           COM                91529Y106       46,260,500        844,940
VALSPAR CORP                                COM                920355104        1,508,600         39,700
AEGON N.V.                                  ORD. AMER. REG.    007924103       11,056,300        149,409
ALLIED IRISH BANKS PLC                      SPONS. ADR ORD.    019228402          376,100         13,800
BP AMOCO PLC.                               AMERICAN SHARES    110889409       10,495,700         96,735
ELAN PLC                                    ADR                284131208        9,368,400        337,600
ITO YOKADO LTD.                             ADR NEW            465714301          407,300          6,000
NOKIA CORP                                  SPONS. ADR         654902204       14,430,300        157,600
ARGENTINA FUND INC                          COM                040112104          737,000         67,000
CIA TELECOM CHILE SA                        SPONS. ADR         204449300          528,700         21,400
ECI TELECOM LTD.                            ORD                268258100        1,214,700         36,600
EMBOTELLADORA ANDINA SA                     SPONSORED ADR      29081P105          880,000         44,000
     COLUMN TOTALS                                                            111,757,800




ITEM 1:                                      ITEM 6:
NAME OF ISSUER                               INVESTMENT DISCRETION
                                             -------------------------------------
                                                       (b)SHARED-                     ITEM 7:
                                                       AS DEFINED    (C)SHARED-       MANAGERS
                                             (a)SOLE   IN INSTR. V     OTHER        SEE INSTR. V
                                              *
                                              *
                                              *
                                              *
                                              *
                                              *
                                              *
                                              *
                                              *
                                              *
                                              *
                                              *
                                              *
                                              *



ITEM 1:                                      ITEM 8:
NAME OF ISSUER                               VOTING AUTHORITY (SHARES)
                                             ----------------------------------------------------
                                             (a) SOLE               (b) SHARED         (c) NONE

                                              *
                                              *
                                              *
                                              *
                                              *
                                              *
                                              *
                                              *
                                              *
                                              *
                                              *
                                              *
                                              *
                                              *

         Copyright(C) 1992-1998. NRS Systems, Inc. (Portions of Software Only)
                                                                SEC 1685 (5/91)

                                    FORM 13F
                                                                 --------------
                                                                 (SEC USE ONLY)
                                                                 --------------

Page 3  of 5              Name of Reporting Manager Vontobel USA Inc.
    ---   ---                                      -----------------------------

                                                                                                   ITEM 6: INVESTMENT DISCRETION
                                                                      ITEM 4:         ITEM 5:    -----------------------------------
ITEM 1:                           ITEM 2:              ITEM 3:         FAIR          SHARES OF              (b) SHARED
NAME OF ISSUER                    TITLE                CUSIP          MARKET         PRINCIPAL              AS DEFINED   (c) SHARED-
                                  OF CLASS             NUMBER         VALUE            AMOUNT    (a) SOLE   IN INSTR. V      OTHER
FORMULA SYS 1985 LTD              GDR RCPT S         346414105         414,300           13,500     X
PANAMERICAN BEVERAGES INC.        CL A               P74823108       2,155,000           90,500     X
INDIA FD INC.                     COM                454089103       1,763,100          177,418     X
GILAT SATELLITE NETWORKS LTD      0RD                M51474100         761,800           14,500     X
SK TELECOM LTD                    SPONS ADR          78440P108         732,700           43,100     X
COCA-COLA FERNSA S.A. DE C.V.     SPON ADR REP L     191241108         817,600           42,200     X
TELECOMUNICACOES BRASILEIRAS SA   SPON ADR PFD BLK   879287308       4,862,000           53,910     X
TUBOS DE ACERO DE MEXICO SA       ADR                898592506       1,103,800          101,500     X
PHILIPPINE LONG DISTANCE TEL.     SPONSORED ADR      718252604       1,162,200           38,500     X
TELEFONOS DE MEXICO SA            SP ADR REP ORD     879403780       5,475,000           67,750     X
DE BEERS CONS MINES LTD           ADR DEFD           240253302       2,280,100           95,500     X
TELEFONICA DEL PERU SA            SPONS ADR CL B     879384105         620,100           41,000     X
MATAV-CABLE SYS MEDIA LTD         SPONS ADR          576561104         704,000           25,600     X
GRUPO TELEVISA SA DE CV           SPN ADR REPORD     40049J206       2,030,000           45,300     X


COLUMN TOTALS                                                       24,881,700






                                                                                     ITEM 8:
                                                                           VOTING AUTHORITY (SHARES)
ITEM 1:                            ITEM 7:                           ---------------------------------------
NAME OF ISSUER                     MANAGERS SEE INSTR. V             (a) SOLE        (b) SHARED     (c) NONE
FORMULA SYS 1985 LTD                                                      X
PANAMERICAN BEVERAGES INC.                                                X
INDIA FD INC.                                                             X
GILAT SATELLITE NETWORKS LTD                                              X
SK TELECOM LTD                                                            X
COCA-COLA FERNSA S.A. DE C.V.                                             X
TELECOMUNICACOES BRASILEIRAS SA                                           X
TUBOS DE ACERO DE MEXICO SA                                               X
PHILIPPINE LONG DISTANCE TEL.                                             X
TELEFONOS DE MEXICO SA                                                    X
DE BEERS CONS MINES LTD                                                   X
TELEFONICA DEL PERU SA                                                    X
MATAV-CABLE SYS MEDIA LTD                                                 X
GRUPO TELEVISA SA DE CV                                                   X


COLUMN TOTALS



           Copyright(c) 1992-1998. NRS Systems, Inc. (Portions of Software Only)
                                                                SEC 1685 (5/91)

                                    FORM 13F
                                                                 --------------
                                                                 (SEC USE ONLY)
                                                                 --------------

Page 4  of 5             Name of Reporting Manager Vontobel USA Inc.
    ---   ---                                      -----------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                                     ITEM 6:
                                                                                               INVESTMENT DISCRETION
                                                                            ITEM 5:     ----------------------------------
   ITEM 1:                        ITEM 2:       ITEM 3:     ITEM 4:        SHARES OF               (b) SHARED-
NAME OF ISSUER                    TITLE         CUSIP       FAIR MARKET    PRINCIPAL    (a) SOLE   AS DEFINED   (c)SHARED-
                                 OF CLASS       NUMBER      VALUE           AMOUNT                 IN INSTR. V    OTHER
--------------------------------------------------------------------------------------------------------------------------
Taiwan FD INC                    COM          874038106     2,448,500       118,000         x
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                               2,448,500
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                     ITEM 8
                                              ITEM 7:                             VOTING AUTHORITY (SHARES)
ITEM 1:                                       MANAGERS                     ---------------------------------
NAME OF ISSUER                              SEE INSTR. V                   (a) SOLE    (b) SHARED   (c) NONE
--------------------------------------------------------------------------------------------------------------------------

Taiwan FD INC                                                                   x
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS
--------------------------------------------------------------------------------------------------------------------------


         Copyright(C) 1992-1998. NRS Systems, Inc. (Portions of Software Only)
                                                                SEC 1685 (5/91)

                                    FORM 13F
                                                                 --------------
                                                                 (SEC USE ONLY)
                                                                 --------------

Page 5  of 5              Name of Reporting Manager Vontobel USA Inc.
    ---   ---                                      -----------------------------


                                                                                                 ITEM 5:
                                                                ITEM 3:           ITEM 4:       SHARES OF
    ITEM 1:                                    ITEM 2:           CUSIP          FAIR MARKET     PRINCIPAL
NAME OF ISSUER                              TITLE OF CLASS      NUMBER             VALUE          AMOUNT







COLUMN TOTALS                                                                   335,901,700


                                                    ITEM 6:
                                             INVESTMENT DISCRETION
                                   -----------------------------------------
                                                   (b) SHARED-                       ITEM 7:
    ITEM 1:                                       AS DEFINED IN  (c) SHARED-        MANAGERS
NAME OF ISSUER                     (a) SOLE         INSTR. V        OTHER         SEE INSTR. V




COLUMN TOTALS




   ITEM 1:                                             ITEM 8:
NAME OF ISSUER                                VOTING AUTHORITY (SHARES)
                                   ---------------------------------------------
                                   (a) SOLE         (b) SHARED          (c) NONE





COLUMN TOTALS

           Copyright(C) 1992-1998. NRS Systems, Inc. (Portions of Software Only)
                                                                SEC 1685 (5/91)